Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of reconciliation of the statutory federal income tax rate
	2017	2016

Pre-tax loss	$(2,581,011)	$(1,376,406)
Statutory rate - Tax Law Change 2017	21%	21%
Income tax benefit at statutory rate	(542,012)	(289,045)
Permanent and other differences	---	---

Change in valuation allowance	$(542,012)	$(289,045)

Schedule of temporary differences between the tax basis of assets and liabilities
	2017		2016

Net operating loss carryforwards		$576,049		$34,037
Stock based compensation expense		---		---
Total deferred tax assets		576,049		34,037
Valuation allowance		(576,049)		(34,037)

Net deferred tax assets	$	---	$	---